Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Other Payables [Abstract]
Schedule of other payables
	December 31,
	2022	2021
	U.S. dollars in thousands
Government institutions	36	100
Employees and related benefits	49	50
Lease liabilities	40	-
Accrued Interest	-	294
Accrued expenses and other payables	266	271

	391	715